Financial instruments - additional disclosures (Details 12) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 469	$ 506
Fair value of other financial assets sold	52	95
Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets	(36)	(70)
Listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 242	$ 185
Number of investments in equity instruments designated at fair value through other comprehensive income	13	16
Non-listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 227	$ 321
Number of investments in equity instruments designated at fair value through other comprehensive income	44	52
Sandoz
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities			$ 595
Sandoz | Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets		$ 169